Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
The following table provides a reconciliation of the Company’s net income from discontinued operations presented in the consolidated statements of operations for the years ended December 31, 2023, 2022, and 2021.

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Revenue	$—	$560	$1,488
Cost of sales	(119)	3,460	4,483
Gross profit (loss)	119	(2,900)	(2,995)
Operating expenses:
General and administrative	900	1,400	946
Research and development	41	6,224	2,537
Sales and marketing	1	2,113	1,482
Total operating expenses	942	9,737	4,965

Operating loss from discontinued operations	(823)	(12,637)	(7,960)

Total other expense (income) from discontinued operations	—	—	—

Loss from discontinued operations, before income taxes	(823)	(12,637)	(7,960)

Income tax benefit (expense)	—	—	—

Net loss from discontinued operations	$(823)	$(12,637)	$(7,960)